Supplement dated March 14, 2019
to the Prospectus and Statement of Additional Information (SAI) (each as supplemented, as applicable) of the following fund:
Fund	Prospectus Dated	SAI Dated
Columbia Funds Series Trust II
Multi-Manager Value Strategies Fund	10/1/2018	3/1/2019
Effective immediately, the portfolio manager information for Dimensional Fund Advisors LP under the heading “Fund Management” in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jed Fogdall	Vice President and Head of Global Portfolio Management of DFA	Co-Portfolio Manager	2013
Lukas Smart, CFA	Vice President and Senior Portfolio Manager of DFA	Co-Portfolio Manager	2015
Joel Schneider	Vice President and Senior Portfolio Manager of DFA	Co-Portfolio Manager	March 2019
The rest of the section remains the same.
Effective immediately, the portfolio manager information under the heading “Portfolio Managers” for Dimensional Fund Advisors LP in the “More Information About the Fund - Primary Service Providers” section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jed Fogdall	Vice President and Head of Global Portfolio Management of DFA	Co-Portfolio Manager	2013
Lukas Smart, CFA	Vice President and Senior Portfolio Manager of DFA	Co-Portfolio Manager	2015
Joel Schneider	Vice President and Senior Portfolio Manager of DFA	Co-Portfolio Manager	March 2019
Mr. Fogdall joined DFA in 2004. Mr. Fogdall began his investment career in 2004 and earned a B.S. from Purdue University and an M.B.A. from the University of California Los Angeles.
Mr. Smart joined DFA in 2007. Mr. Smart began his investment career in 2001 and earned a B.A. from the University of San Diego and an M.B.A. from the University of Chicago Booth School of Business.
Mr. Schneider joined DFA in 2011. Mr. Schneider began his investment career in 2011 and earned a B.S. from Iowa State University, an M.S. from the University of Minnesota and an M.B.A. from the University of Chicago Booth School of Business.
The rest of the section remains the same.
SUP116_05_005_(03/19)

Effective immediately, the information pertaining to DFA under the subsection "The Investment Manager and Subadvisers – Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Fund is hereby superseded and replaced with the following:

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**	Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
For Funds with fiscal year ending May 31 – Information is as of May 31, 2018, unless otherwise noted
MM Value Strategies Fund	DFA: Jed Fogdall	119 RICs 22 PIVs 84 other accounts	$405.79 billion $17.02 billion $31.52 billion	1 PIV ($200.00 M); 6 other accounts ($3.17 B)	None	DFA	DFA
	Lukas Smart	35 RICs 9 PIVs 10 other accounts	$131.85 billion $2.47 billion $8.42 billion	1 other account ($50.15 M)	None
	Joel Schneider(f)	28 RICs 10 PIVs 19 other accounts	$53.90 billion $4.93 billion $4.48 billion	1 PIV ($151.00 M)	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(f)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of December 31, 2018.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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SUP116_05_005_(03/19)